Financial Instruments - Summary of Reconciliation of Fair Value Measurement in Level 3 of the Fair Value Hierarchy (Details) £ in Millions	6 Months Ended
Jun. 30, 2024 GBP (£)
Disclosure of fair value measurement of assets [line items]
Beginning balance	£ 275,448
Beginning balance	(260,825)
Ending Balance	264,188
Ending Balance	(250,045)
Level 3 | Other financial assets at FVTPL
Disclosure of fair value measurement of assets [line items]
Beginning balance	95
Fair value movements	(1)
Settlements	(10)
Ending Balance	84
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	(1)
Level 3 | Financial assets at fair value
Disclosure of fair value measurement of assets [line items]
Beginning balance	131
Fair value movements	5
Settlements	(15)
Ending Balance	121
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	5
Level 3 | Derivatives
Disclosure of fair value measurement of assets [line items]
Beginning balance	36
Fair value movements	6
Settlements	(5)
Ending Balance	37
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	6
Derivatives | Level 3
Disclosure of fair value measurement of assets [line items]
Beginning balance	(10)
Fair value movements	(4)
Settlements	1
Ending Balance	(13)
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	(4)
Financial liabilities at fair value | Level 3
Disclosure of fair value measurement of assets [line items]
Beginning balance	(10)
Fair value movements	(4)
Settlements	1
Ending Balance	(13)
Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the period	£ (4)